Quarterly Holdings Report
for
Fidelity® Series Small Cap Discovery Fund
January 31, 2025
XS4-NPRT3-0425
1.968034.111
Common Stocks - 96.2%
	Shares	Value ($)
BAILIWICK OF GUERNSEY - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Super Group SGHC Ltd	125,679	1,016,743
CANADA - 3.3%
Energy - 1.3%
Energy Equipment & Services - 0.3%
CES Energy Solutions Corp	1,002,400	5,938,462
Oil, Gas & Consumable Fuels - 1.0%
Parkland Corp	839,771	18,692,395
TOTAL ENERGY		24,630,857

Utilities - 2.0%
Gas Utilities - 2.0%
Brookfield Infrastructure Corp (United States) (a)	914,697	38,161,159
TOTAL CANADA		62,792,016
INDIA - 1.2%
Industrials - 1.2%
Professional Services - 1.2%
WNS Holdings Ltd ADR	384,900	23,575,125
ISRAEL - 0.2%
Information Technology - 0.2%
Software - 0.2%
Cellebrite DI Ltd (b)	160,900	3,868,036
PUERTO RICO - 1.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd Class C (b)	190,748	1,169,285
Financials - 1.1%
Financial Services - 1.1%
EVERTEC Inc	657,100	21,336,037
TOTAL PUERTO RICO		22,505,322
THAILAND - 0.9%
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.9%
Fabrinet (b)	79,900	17,275,179
UNITED STATES - 89.3%
Consumer Discretionary - 9.7%
Diversified Consumer Services - 2.2%
Adtalem Global Education Inc (b)	33,800	3,620,994
Carriage Services Inc (a)	242,200	9,918,090
Laureate Education Inc (b)	1,469,198	27,503,387
		41,042,471
Household Durables - 1.4%
Cavco Industries Inc (b)	13,346	6,788,309
Installed Building Products Inc	44,300	8,808,612
TopBuild Corp (b)	31,100	10,657,348
		26,254,269
Specialty Retail - 4.3%
Academy Sports & Outdoors Inc	419,997	21,970,043
American Eagle Outfitters Inc	262,288	4,233,328
Boot Barn Holdings Inc (b)	28,700	4,616,395
Caleres Inc (a)	282,100	5,170,893
Murphy USA Inc	90,233	45,379,078
		81,369,737
Textiles, Apparel & Luxury Goods - 1.8%
Crocs Inc (b)	339,100	34,611,937
TOTAL CONSUMER DISCRETIONARY		183,278,414

Consumer Staples - 4.8%
Beverages - 0.5%
Coca-Cola Consolidated Inc	5,364	7,335,914
Primo Brands Corp Class A	79,448	2,571,731
		9,907,645
Consumer Staples Distribution & Retail - 4.0%
Performance Food Group Co (b)	838,545	75,728,999
Food Products - 0.3%
Simply Good Foods Co/The (b)	129,700	4,928,600
TOTAL CONSUMER STAPLES		90,565,244

Energy - 4.7%
Energy Equipment & Services - 0.5%
Cactus Inc Class A	140,840	8,409,556
Flowco Holdings Inc Class A	31,300	876,400
		9,285,956
Oil, Gas & Consumable Fuels - 4.2%
Chord Energy Corp	90,271	10,150,974
Civitas Resources Inc	596,100	30,258,036
Core Natural Resources Inc	50,800	4,589,272
Gulfport Energy Corp (b)	42,900	7,658,079
Northern Oil & Gas Inc (a)	358,426	12,885,415
Ovintiv Inc	223,700	9,444,614
Sitio Royalties Corp Class A (a)	247,365	4,981,931
		79,968,321
TOTAL ENERGY		89,254,277

Financials - 15.6%
Banks - 3.7%
Cadence Bank	513,383	18,071,082
Old National Bancorp/IN	494,200	11,786,670
Webster Financial Corp	681,700	41,065,608
		70,923,360
Capital Markets - 2.0%
Stifel Financial Corp	335,600	38,879,260
Consumer Finance - 3.0%
FirstCash Holdings Inc	527,373	57,562,763
Financial Services - 1.6%
HA Sustainable Infrastructure Capital Inc	294,903	8,260,233
Voya Financial Inc	93,900	6,665,961
WEX Inc (b)	81,500	14,987,035
		29,913,229
Insurance - 5.3%
Assurant Inc	94,900	20,421,531
Baldwin Insurance Group Inc/The Class A (b)	440,286	18,029,712
Primerica Inc	117,804	34,183,187
Reinsurance Group of America Inc	53,500	12,190,509
Selective Insurance Group Inc	170,000	14,302,100
		99,127,039
TOTAL FINANCIALS		296,405,651

Health Care - 8.0%
Biotechnology - 2.5%
Astria Therapeutics Inc (b)	148,979	1,170,975
Celldex Therapeutics Inc (a)(b)	283,400	6,940,466
CG oncology Inc	70,300	2,113,921
Cytokinetics Inc (b)	289,400	14,313,724
Day One Biopharmaceuticals Inc (b)	152,000	1,880,240
Disc Medicine Inc (b)	31,700	1,768,860
Janux Therapeutics Inc (b)	1,600	69,568
Nurix Therapeutics Inc (b)	93,000	1,833,030
Perspective Therapeutics Inc (b)	176,800	627,640
Soleno Therapeutics Inc (b)	38,400	1,928,832
Travere Therapeutics Inc (b)	115,300	2,359,038
Upstream Bio Inc	64,100	690,357
Vaxcyte Inc (b)	131,910	11,650,291
Viridian Therapeutics Inc (b)	51,968	1,007,140
		48,354,082
Health Care Equipment & Supplies - 1.5%
Haemonetics Corp (b)	182,128	12,575,938
Lantheus Holdings Inc (a)(b)	177,600	16,429,776
		29,005,714
Health Care Providers & Services - 3.2%
Acadia Healthcare Co Inc (b)	193,971	8,750,032
Addus HomeCare Corp (b)	14,200	1,777,272
BrightSpring Health Services Inc (b)	273,900	6,464,040
Ensign Group Inc/The	60,700	8,477,362
Owens & Minor Inc (b)	1,204,182	17,147,552
Pennant Group Inc/The (b)	199,241	5,273,909
Tenet Healthcare Corp (b)	78,283	11,029,292
		58,919,459
Life Sciences Tools & Services - 0.3%
Fortrea Holdings Inc (b)	355,700	5,979,317
Pharmaceuticals - 0.5%
Elanco Animal Health Inc (b)	853,400	10,266,402
Enliven Therapeutics Inc (b)	2,949	64,465
		10,330,867
TOTAL HEALTH CARE		152,589,439

Industrials - 24.7%
Aerospace & Defense - 1.1%
V2X Inc (b)	404,026	21,061,875
Building Products - 3.4%
AZZ Inc	164,156	14,082,943
Gibraltar Industries Inc (b)	202,001	12,396,801
Tecnoglass Inc (a)	267,517	20,331,293
UFP Industries Inc	156,600	18,110,790
		64,921,827
Commercial Services & Supplies - 2.6%
Brady Corp Class A	299,287	22,293,889
Brink's Co/The	295,559	27,584,521
		49,878,410
Construction & Engineering - 2.0%
IES Holdings Inc (b)	152,061	33,648,058
Valmont Industries Inc	12,886	4,275,059
		37,923,117
Electrical Equipment - 0.5%
NEXTracker Inc Class A (b)	193,900	9,776,438
Ground Transportation - 0.6%
ArcBest Corp	101,858	9,738,643
Proficient Auto Logistics Inc	51,744	509,161
Universal Logistics Holdings Inc	41,700	1,843,974
		12,091,778
Machinery - 1.9%
Blue Bird Corp (b)	37,900	1,349,998
Gates Industrial Corp PLC (b)	422,713	8,745,932
JBT Marel Corp	42,100	5,599,300
Mueller Industries Inc	151,500	11,930,625
REV Group Inc	206,364	7,160,831
Timken Co/The	24,600	1,974,642
		36,761,328
Professional Services - 8.7%
Cbiz Inc (b)	103,900	8,915,659
ExlService Holdings Inc (b)	393,300	19,767,258
Genpact Ltd	1,747,800	85,100,383
Kforce Inc	223,265	12,442,558
Maximus Inc	501,066	37,725,260
		163,951,118
Trading Companies & Distributors - 3.9%
Beacon Roofing Supply Inc (b)	101,329	11,991,274
Core & Main Inc Class A (b)	521,100	29,410,884
DXP Enterprises Inc/TX (b)	77,557	7,855,749
GMS Inc (b)	202,639	17,090,573
Rush Enterprises Inc Class A	99,700	6,056,775
		72,405,255
TOTAL INDUSTRIALS		468,771,146

Information Technology - 17.6%
Communications Equipment - 2.0%
Ciena Corp (b)	153,993	13,418,950
Lumentum Holdings Inc (b)	278,927	23,725,531
		37,144,481
Electronic Equipment, Instruments & Components - 6.8%
Belden Inc	131,900	15,362,393
ePlus Inc (b)	170,820	13,648,518
Insight Enterprises Inc (a)(b)	353,969	61,148,145
Napco Security Technologies Inc	103,300	3,791,110
PAR Technology Corp (b)	28,800	2,090,592
Sanmina Corp (b)	165,900	13,890,807
TD SYNNEX Corp	127,600	18,184,276
		128,115,841
IT Services - 3.3%
ASGN Inc (b)	563,580	49,713,392
Kyndryl Holdings Inc (b)	351,900	13,358,124
		63,071,516
Semiconductors & Semiconductor Equipment - 1.3%
Aehr Test Systems (a)(b)	133,800	1,515,953
Diodes Inc (b)	220,402	12,999,310
Penguin Solutions Inc (b)	556,034	11,276,370
		25,791,633
Software - 4.2%
Core Scientific Inc (a)	209,900	2,575,473
Informatica Inc Class A (b)	393,200	10,097,376
Intapp Inc (b)	33,900	2,416,731
Olo Inc Class A (b)	295,594	2,181,484
Rapid7 Inc (b)	364,459	14,038,961
SPS Commerce Inc (b)	56,500	10,434,420
Tenable Holdings Inc (b)	749,400	32,291,646
Varonis Systems Inc (b)	88,800	4,027,968
Weave Communications Inc (b)	61,200	998,783
		79,062,842
TOTAL INFORMATION TECHNOLOGY		333,186,313

Materials - 3.4%
Chemicals - 0.8%
Hawkins Inc	17,956	1,919,676
Minerals Technologies Inc	174,300	13,367,067
		15,286,743
Construction Materials - 1.2%
Eagle Materials Inc	69,400	17,817,756
Knife River Corp (b)	42,900	4,443,582
		22,261,338
Metals & Mining - 0.7%
ATI Inc (b)	110,453	6,305,762
Carpenter Technology Corp	32,000	6,177,920
Constellium SE (b)	92,700	920,511
		13,404,193
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp	111,400	13,030,458
TOTAL MATERIALS		63,982,732

Real Estate - 0.5%
Specialized REITs - 0.5%
Outfront Media Inc	491,045	9,035,228
Utilities - 0.3%
Gas Utilities - 0.3%
UGI Corp	195,000	5,992,350
TOTAL UNITED STATES		1,693,060,794
TOTAL COMMON STOCKS (Cost $1,610,821,758)		1,824,093,215

Money Market Funds - 10.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.37	85,339,004	85,356,071
Fidelity Securities Lending Cash Central Fund (c)(d)	4.37	109,736,803	109,747,777
TOTAL MONEY MARKET FUNDS (Cost $195,103,848)			195,103,848

TOTAL INVESTMENT IN SECURITIES - 106.4% (Cost $1,805,925,606)	2,019,197,063
NET OTHER ASSETS (LIABILITIES) - (6.4)%	(122,103,658)
NET ASSETS - 100.0%	1,897,093,405

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	23,535,650	604,077,776	542,257,415	2,144,627	60	-	85,356,071	85,339,004	0.1%
Fidelity Securities Lending Cash Central Fund	57,595,332	412,834,708	360,682,263	56,461	-	-	109,747,777	109,736,803	0.5%
Total	81,130,982	1,016,912,484	902,939,678	2,201,088	60	-	195,103,848	195,075,807

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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